Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 99.5%
Aerospace & Defense – 1.5%
L3Harris Technologies Inc	78,464	$17,280,911
Auto Components – 0.2%
Gentex Corp	73,006	2,407,738
Banks – 0.8%
First Republic Bank/CA	44,542	8,591,261
Beverages – 0.3%
Monster Beverage Corp*	43,208	3,838,167
Biotechnology – 8.0%
AbbVie Inc	406,456	43,840,421
Acceleron Pharma Inc*	51,040	8,783,984
Moderna Inc*	98,333	37,844,438
		90,468,843
Capital Markets – 0.4%
Morningstar Inc	6,977	1,807,252
Tradeweb Markets Inc	31,283	2,527,041
		4,334,293
Commercial Services & Supplies – 2.0%
Copart Inc*	25,855	3,586,606
Waste Management Inc	128,551	19,200,377
		22,786,983
Communications Equipment – 0.1%
Ubiquiti Inc	2,016	602,119
Diversified Consumer Services – 0.4%
Chegg Inc*	41,790	2,842,556
Grand Canyon Education Inc*	13,663	1,201,797
		4,044,353
Diversified Telecommunication Services – 0.7%
Lumen Technologies Inc	676,306	8,379,431
Electric Utilities – 3.6%
Avangrid Inc	29,852	1,450,807
Eversource Energy	26,842	2,194,602
FirstEnergy Corp	780,832	27,813,236
PPL Corp	117,332	3,271,216
Xcel Energy Inc	97,352	6,084,500
		40,814,361
Electrical Equipment – 0.8%
Vertiv Holdings Co	386,405	9,308,496
Entertainment – 1.0%
Liberty Media Corp-Liberty Formula One*	59,059	3,036,223
Zynga Inc*	1,033,720	7,783,912
		10,820,135
Equity Real Estate Investment Trusts (REITs) – 6.6%
American Homes 4 Rent LP	402,349	15,337,544
CoreSite Realty Corp	12,697	1,759,042
CubeSmart	294,580	14,272,401
CyrusOne Inc	35,846	2,774,839
Life Storage Inc	110,213	12,645,840
Mid-America Apartment Communities Inc	100,357	18,741,670
Public Storage	30,554	9,077,593
		74,608,929
Food & Staples Retailing – 3.9%
Casey's General Stores Inc	54,265	10,226,239
Costco Wholesale Corp	16,534	7,429,553
Kroger Co	480,413	19,423,098
Walmart Inc	51,495	7,177,373
		44,256,263
Food Products – 1.9%
Archer-Daniels-Midland Co	348,521	20,914,745
Hain Celestial Group Inc*	24,964	1,067,960
		21,982,705
Health Care Equipment & Supplies – 9.9%
Hill-Rom Holdings Inc	56,732	8,509,800
Integra LifeSciences Holdings Corp*	72,514	4,965,759
Novocure Ltd*	22,753	2,643,216
ResMed Inc	160,695	42,351,167
STERIS PLC	79,709	16,282,955
West Pharmaceutical Services Inc	86,520	36,731,201
		111,484,098

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services – 2.6%
Guardant Health Inc*	58,548	$7,319,086
Molina Healthcare Inc*	58,321	15,823,071
Premier Inc	72,167	2,797,193
UnitedHealth Group Inc	10,146	3,964,448
		29,903,798
Health Care Technology – 0.2%
Change Healthcare Inc*	130,047	2,723,184
Hotels, Restaurants & Leisure – 2.5%
Domino's Pizza Inc	58,320	27,816,307
Household Durables – 2.3%
Garmin Ltd	97,689	15,186,732
Newell Brands Inc	498,190	11,029,927
		26,216,659
Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy Inc	28,889	1,179,538
Information Technology Services – 5.9%
Akamai Technologies Inc*	187,952	19,657,900
Amdocs Ltd	186,890	14,149,442
EPAM Systems Inc*	39,201	22,363,387
Genpact Ltd	61,121	2,903,859
International Business Machines Corp	18,308	2,543,530
Jack Henry & Associates Inc	31,288	5,133,109
		66,751,227
Insurance – 2.7%
Erie Indemnity Co	7,589	1,354,029
Mercury General Corp	8,179	455,325
Progressive Corp	323,866	29,274,248
		31,083,602
Interactive Media & Services – 3.3%
IAC / InterActiveCorp*	114,929	14,974,099
Twitter Inc*	207,773	12,547,411
Vimeo Inc*	138,158	4,057,700
Zillow Group Inc - Class A*	32,137	2,846,695
Zillow Group Inc - Class C*	32,845	2,894,958
		37,320,863
Internet & Direct Marketing Retail – 1.3%
Amazon.com Inc*	4,430	14,552,727
Leisure Products – 0.6%
Hasbro Inc	39,031	3,482,346
Peloton Interactive Inc - Class A*	31,157	2,712,217
		6,194,563
Life Sciences Tools & Services – 2.8%
Bio-Rad Laboratories Inc*	23,356	17,422,408
QIAGEN NV*	280,216	14,481,563
		31,903,971
Machinery – 3.7%
Graco Inc	215,108	15,051,107
PACCAR Inc	26,721	2,108,821
Toro Co	50,607	4,929,628
Trane Technologies PLC	117,575	20,299,324
		42,388,880
Media – 2.3%
Charter Communications Inc*	7,754	5,641,500
Liberty Broadband Corp*	15,097	2,541,580
New York Times Co	259,727	12,796,749
News Corp	65,748	1,527,326
Sirius XM Holdings Inc#	539,333	3,289,931
		25,797,086
Multiline Retail – 0.2%
Target Corp	11,987	2,742,266
Multi-Utilities – 0.8%
Consolidated Edison Inc	42,954	3,118,031
Dominion Energy Inc	75,041	5,479,494
		8,597,525
Pharmaceuticals – 0.2%
Organon & Co	75,444	2,473,809
Road & Rail – 3.3%
JB Hunt Transport Services Inc	116,233	19,436,482
Old Dominion Freight Line Inc	63,234	18,083,659
		37,520,141
Semiconductor & Semiconductor Equipment – 0.3%
Qualcomm Inc	25,539	3,294,020

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software – 8.9%
Citrix Systems Inc	162,458	$17,443,115
Crowdstrike Holdings Inc*	10,768	2,646,559
Dropbox Inc*	93,925	2,744,489
Fair Isaac Corp*	8,595	3,420,208
FireEye Inc*	377,314	6,716,189
Medallia Inc*	23,948	811,119
Microsoft Corp	114,351	32,237,834
NortonLifeLock Inc	280,564	7,098,269
Nuance Communications Inc*	84,978	4,677,189
Oracle Corp	195,425	17,027,380
RingCentral Inc*	12,277	2,670,248
Zscaler Inc*	13,198	3,460,780
		100,953,379
Specialty Retail – 0.8%
Advance Auto Parts Inc	13,896	2,902,735
AutoZone Inc*	2,025	3,438,430
Dick's Sporting Goods Inc	18,745	2,245,089
		8,586,254
Technology Hardware, Storage & Peripherals – 5.4%
Apple Inc	211,077	29,867,396
HP Inc	1,130,198	30,922,217
		60,789,613
Textiles, Apparel & Luxury Goods – 1.0%
Lululemon Athletica Inc*	11,321	4,581,609
NIKE Inc - Class B	44,142	6,410,743
		10,992,352
Trading Companies & Distributors – 2.6%
Fastenal Co	521,275	26,903,003
Watsco Inc	9,741	2,577,663
		29,480,666
Wireless Telecommunication Services – 3.6%
T-Mobile US Inc*	318,103	40,640,839
Total Common Stocks (cost $1,059,918,997)		1,125,912,355
Investment Companies– 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $6,006,419)	6,005,819	6,006,419
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	2,021,495	2,021,495
Time Deposits – 0%
Royal Bank of Canada, 0.0400%, 10/1/21	$505,374	505,374
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,526,869)		2,526,869
Total Investments (total cost $1,068,452,285) – 100.2%		1,134,445,643
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(2,763,064)
Net Assets – 100%		$1,131,682,579

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,117,060,221	98.5%
Germany	14,481,563	1.3
India	2,903,859	0.2

Total	$1,134,445,643	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$580	$-	$-	$6,006,419
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	2,082∆	-	-	2,021,495
Total Affiliated Investments - 0.7%	$2,662	$-	$-	$8,027,914

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	2,040,175	27,810,023	(23,843,779)	6,006,419
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	3,214,787	5,991,836	(7,185,128)	2,021,495

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2021.

#	Loaned security; a portion of the security is on loan at September 30, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,125,912,355	$-	$-
Investment Companies	-	6,006,419	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,526,869	-
Total Assets	$1,125,912,355	$8,533,288	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70296 11-21